UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    9/30/2001

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      11/1/2001
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   $121,592


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                September 30, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG6       53    75000 PRN      SOLE                   75000
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG9      519   740000 PRN      SOLE                  740000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      229   922000 PRN      SOLE                  887000             35000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      397  1520000 PRN      SOLE                 1220000            300000
STANDARD COMMERCIAL            CNV              853258AA9       45    50000 PRN      SOLE                   50000
ABBOTT LABS                    COM              002824100     5102    98405 SH       SOLE                   64705             33700
ADELPHIA COMMUNICATIONS        COM              006848105     1907    85920 SH       SOLE                   51135             34785
ALBEMARLE CORP.                COM              012653101      259    13690 SH       SOLE                   13690
ALLMERICA FINANCIAL CORP       COM              019754100      900    20074 SH       SOLE                   20074
ALLTEL CORP                    COM              020039103      231     3981 SH       SOLE                    3981
AMERICAN HOME PRODS CP         COM              026609107     1002    17200 SH       SOLE                   16800               400
AMERICAN INTERNATIONAL GROUP   COM              026874107     3974    50943 SH       SOLE                   36428             14515
ANADARKO PETROLEUM CORP        COM              032511107      371     7706 SH       SOLE                    7706
AVERY DENNISON CORP            COM              053611109     4726    99903 SH       SOLE                   68703             31200
BERKSHIRE HATHAWAY INC         COM              084670108      280        4 SH       SOLE                       4
BRISTOL MYERS SQUIBB CO        COM              110122108     1170    21060 SH       SOLE                   20460               600
BURLINGTON RES INC             COM              122014103     2968    86760 SH       SOLE                   58160             28600
CARDINAL HEALTH, INC.          COM              14149Y108     5152    69663 SH       SOLE                   48088             21575
CASCADE FINANCIAL CORP         COM              147272108      107    12641 SH       SOLE                   12641
CERTEGY INC                    COM              156880106      281    10836 SH       SOLE                   10836
CHEVRON CORPORATION            COM              166751107      733     8650 SH       SOLE                    8650
CHICAGO BRIDGE & IRON          COM              167250109     1550    77680 SH       SOLE                   56855             20825
COCA COLA CO                   COM              191216100      337     7200 SH       SOLE                    7200
COLGATE PALMOLIVE CO           COM              194162103     4421    75905 SH       SOLE                   55405             20500
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3482    94739 SH       SOLE                   65120             29619
CONAGRA INC                    COM              205887102      626    27864 SH       SOLE                   27864
CORNING INC                    COM              219350105     1193   135261 SH       SOLE                   94971             40290
EL PASO CORP.                  COM              28336L109     4728   113797 SH       SOLE                   80097             33700
ELAN CORP PLC ADR              COM              284131208     4624    95431 SH       SOLE                   67731             27700
EQUIFAX INC                    COM              294429105      475    21675 SH       SOLE                   21675
ETHYL CORP                     COM              297659104       13    15500 SH       SOLE                   15500
EXXON MOBIL CORP               COM              30231G102      209     5302 SH       SOLE                    5302
FEDERAL HOME LN MTG CORP       COM              313400301      420     6460 SH       SOLE                    6460
FIRST NATIONAL NEBRASKA INC    COM              335720108      262      108 SH       SOLE                     108
GLOBAL PAYMENTS, INC.          COM              37940X102     2255    76716 SH       SOLE                   52316             24400
GPU, INC.                      COM              36225x100      331     8200 SH       SOLE                    8200
GROUPE BRUXELLES LAMBERT SA    COM              7097328       2753    58145 SH       SOLE                   37695             20450
GUIDANT CORP                   COM              401698105      363     9434 SH       SOLE                    9434
HANOVER COMPRESSOR             COM              410768105     2058    95100 SH       SOLE                   59900             35200
HOUSTON EXPLORATION COMPANY    COM              442120101     2583   104155 SH       SOLE                   63505             40650
JOHNSON & JOHNSON              COM              478160104      222     4010 SH       SOLE                    4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2111   175875 SH       SOLE                  104275             71600
KIMBERLY CLARK CORP            COM              494368103      411     6624 SH       SOLE                    6624
LEVEL 3 COMMUNICATIONS         COM              52729N100      581   153761 SH       SOLE                  122961             30800
LILLY ELI & CO                 COM              532457108      429     5312 SH       SOLE                    5312
LUCENT TECHNOLOGIES            COM              549463107      461    80492 SH       SOLE                   40492             40000
MARSH & MCLENNAN COS           COM              571748102      667     6900 SH       SOLE                    6900
MIRANT                         COM              604675108      246    11250 SH       SOLE                   11250
MONY GROUP INC COM             COM              615337102     3661   110530 SH       SOLE                   76830             33700
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3497    94055 SH       SOLE                   68505             25550
NDC HEALTH                     COM              635621105     3809   105795 SH       SOLE                   75295             30500
NISOURCE INC.                  COM              65473P105     1157    49640 SH       SOLE                   49640
PALL CORP                      COM              696429307      941    48400 SH       SOLE                   48400
PERFORMANCE FOOD GROUP         COM              713755106     5346   187390 SH       SOLE                  137940             49450
PHARMACIA CORP                 COM              71713U102     3759    92685 SH       SOLE                   56985             35700
PUDGET SOUND ENERGY            COM              745332106      268    12470 SH       SOLE                   12470
RCN CORP.                      COM              749361101      826   258205 SH       SOLE                  176305             81900
REYNOLDS & REYNOLDS CO         COM              761695105      825    35400 SH       SOLE                   35400
ROYAL DUTCH PETE CO NY REG SH  COM              780257705      913    18175 SH       SOLE                   18175
SBC COMMUNICATIONS, INC        COM              78387G103      463     9821 SH       SOLE                    9821
SENSE TECHNOLOGIES INC         COM              816923106       20    10000 SH       SOLE                   10000
SHERWIN WILLIAMS CO            COM              824348106      291    13100 SH       SOLE                   13100
SPRINT CORP                    COM              852061100     1262    52552 SH       SOLE                   50752              1800
SPRINT CORP PCS COM SER 1      COM              852061506     3575   135998 SH       SOLE                   94623             41375
STANDARD COMMERCIAL CORP       COM              853258101      206    12500 SH       SOLE                   12500
SUNGARD DATA SYSTEMS           COM              867363103     2628   112470 SH       SOLE                   86720             25750
SYSCO CORPORATION              COM              871829107      768    30060 SH       SOLE                   30060
TEXACO INC                     COM              881694103     3566    54855 SH       SOLE                   29205             25650
TXU CORP                       COM              873168108      233     5041 SH       SOLE                    5041
TYCO INTERNATIONAL LTD         COM              902124106     5032   110588 SH       SOLE                   79991             30597
UNOCAL CORP                    COM              915289102      917    28210 SH       SOLE                   28210
VIACOM, INC. - CLASS B         COM              925524308     4461   129314 SH       SOLE                   91085             38229
VULCAN MATERIALS               COM              929160109     1972    45640 SH       SOLE                   39140              6500
WELLS FARGO CO                 COM              949746101      213     4800 SH       SOLE                    4800
WORLDCOM GROUP                 COM              98157D106     2766   183896 SH       SOLE                138021             45875
TOTAL  75                                                  121,592